Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Operating Leases, Future Minimum Payments Due [Abstract]
2013	$ 4,640
2014	4,616
2015	3,447
2016	2,523
2017	2,203
Thereafter	2,551
Total minimum lease payments	19,980
Operating Lease Rent Expense [Abstract]
Operating lease rent expense	$ 5,009	$ 5,382	$ 5,297